Business Acquisitions (Tables)	12 Months Ended
May 31, 2019
Business Acquisitions
Summary of goodwill acquired

	May 31,	May 31,
	2019	2018
CannWay goodwill	$1,200	$1,200
Broken Coast goodwill	146,091	145,794
Nuuvera goodwill	377,221	375,768
LATAM goodwill	139,188	—
CC Pharma goodwill	6,146	—
	$669,846	$522,762

Broken Coast Cannabis Ltd.
Business Acquisitions
Summary of fair value of the assets acquired and the liabilities assumed at the acquisition date

	Note	Number of shares	Share price	Amount
Consideration paid
Shares issued	(i)	14,393,638	$14.90	$214,465
Total consideration paid				$214,465

Net assets acquired
Current assets
Cash and cash equivalents				2,007
Accounts receivable				299
Prepaids and other current assets				43
Inventory				2,572
Biological assets				826
Long-term assets
Capital assets				13,298
Customer relationships				11,730
Corporate website				39
Licences, permits & applications				6,320
Non-competition agreements				1,930
Intellectual property, trademarks & brands				72,490
Goodwill				146,091
Total assets				257,645
Current liabilities
Accounts payable and accrued liabilities				10,455
Income taxes payable				922
Long-term liabilities
Deferred tax liability				25,889
Long-term debt				5,914
Total liabilities				43,180

Total net assets acquired				$214,465
(i)	Share price based on the price of the shares on February 1, 2018.

Nuuvera Corp
Business Acquisitions
Summary of fair value of the assets acquired and the liabilities assumed at the acquisition date

The table below summarizes the fair value of the assets acquired and the liabilities assumed at the effective acquisition date:

	Note	Number of shares	Share price	Amount
Consideration paid
Cash				$54,604
Shares issued	(i)	31,226,910	$13.17	411,258
Warrants outstanding	(ii)	1,345,866		1,015
Replacement options issued	(ii)	1,280,330		12,133
				479,010

Fair value of previously held investment
Shares held by Aphria	(i)	1,878,738	$14.92	28,028
Warrants held by Aphria	(ii)	322,365		243
				28,271

Total fair value of consideration				$507,281

Net assets acquired
Current assets
Cash and cash equivalents				35,033
Accounts receivable				464
Prepaids and other current assets				1,142
Inventory				401
Long-term assets
Capital assets				4,743
Intellectual property, trademarks & brands				3,700
Licences, permits & applications				131,600
Goodwill				377,221
Total assets				554,304
Current liabilities
Accounts payable and accrued liabilities				11,000
Long-term liabilities
Deferred tax liability				36,023
Total liabilities				47,023

Total net assets acquired				$507,281
(i)	Share price based on the price of the shares on March 23, 2018; shares held by Aphria include the cash consideration paid.
(ii)

Options and warrants are valued using the Black-Scholes option pricing model using the following assumptions: the risk-free rate of 2.19%; expected life of 1‑ 10 years; volatility of 30% based on volatility used for similar instruments on the open market; forfeiture rate of nil; dividend yield of nil; and the exercise price of $2.52 - $20.30.

LATAM Holdings Inc
Business Acquisitions
Summary of fair value of the assets acquired and the liabilities assumed at the acquisition date

	Note	Number of shares	Share price	Amount
Consideration paid
Shares issued	(i)	15,678,310	$17.47	$273,900
Total consideration paid				$273,900

Net assets acquired
Current assets
Cash and cash equivalents				2,704
Accounts receivable				571
Prepaids and other current assets				106
Inventory				65
Long-term assets
Capital assets				494
Licences, permits & applications				123,956
Goodwill				189,188
Total assets				317,084
Current liabilities
Accounts payable and accrued liabilities				1,986
Income taxes payable				20
Long-term liabilities
Deferred tax liability				29,837
Total liabilities				31,843
Non-controlling interest				11,341

Total net assets acquired				$273,900
(i)	Share price based on the price of the shares on September 27th, 2018.

CC Pharma GmbH
Business Acquisitions
Summary of fair value of the assets acquired and the liabilities assumed at the acquisition date

Amount
Consideration
Cash	$28,775
Contingent consideration	35,741
Total consideration	$64,516

Net assets acquired
Current assets
Cash and cash equivalents	7,237
Accounts receivable	33,989
Prepaids and other current assets	14,616
Inventory	28,352
Long-term assets
Capital assets	6,373
Customer relationships	21,300
Non-compete agreements	1,400
Intellectual property, trademarks & brands	16,200
Goodwill	6,146
Total assets	135,613
Current liabilities
Bank loans and overdrafts	20,255
Accounts payable and accrued liabilities	44,111
Income taxes payable	672
Long-term liabilities
Deferred tax liability	6,059
Total liabilities	71,097

Total net assets acquired	$64,516